1900 K Street, NW
Washington, DC 20006-1110
+1 202 261 3300 Main
+1 202 261 3333 Fax
www.dechert.com

MEGAN C. JOHNSON

megan.johnson@dechert.com
+1 202 261 3351 Direct
+1 202 261 3104 Fax

August 26, 2021

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: Rule 497(j) filing Aberdeen Funds (the “Trust”) (File No. 333-258150)

To Whom it May Concern:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), this letter serves as certification that (i) the forms of the Prospectus and Statement of Additional Information (“SAI”) that the Trust would have filed pursuant to Rule 497(c) under the Securities Act would not have differed from the Prospectus and SAI contained in Post-Effective Amendment No. 1 to the Trust’s Proxy Statement/Prospectus on Form 485B (File No. 333-258150), and (ii) the text of Post-Effective Amendment No. 1 to the Trust’s Proxy Statement/Prospectus on Form 485B was filed electronically on August 24, 2021.

Please contact the undersigned at 202.261.3351 should you have any questions or concerns regarding this letter.

Sincerely,

/s/ Megan C. Johnson
Megan C. Johnson